Consolidated Balance Sheets ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Current assets:
Cash and cash equivalents		₨ 11,107	$ 151.8	₨ 9,792
Restricted cash		4,881	66.7	4,877
Accounts receivable, net		4,887	66.8	4,456
Prepaid expenses and other current assets		2,190	29.9	1,619
Assets classified as held for sale	[1]	3,301	45.1
Total current assets		26,366	360.3	20,744
Restricted cash		170	2.3	848
Property, plant and equipment, net		108,847	1,488.2	95,993
Software, net		29	0.4	55
Deferred income taxes		1,748	23.9	2,205
Right-of-use assets		4,214	57.6	4,434
Other assets		7,084	96.8	8,115
Investments in held to maturity securities		7	0.1	7
Total assets		148,465	2,029.6	132,401
Current liabilities:
Short-term debt		8,943	122.3	975
Accounts payable		4,294	58.7	1,795
Current portion of long-term debt		4,658	63.7	2,303
Income taxes payable		46	0.6	50
Interest payable		1,530	20.9	1,716
Deferred revenue		110	1.5	110
Lease liabilities		283	3.9	256
Other liabilities		1,927	26.5	2,020
Liabilities directly associated with assets classified as held for sale	[1]	2,272	31.1
Total current liabilities		24,063	329.2	9,225
Non-current liabilities:
Long-term debt		89,922	1,229.4	86,586
Deferred revenue		2,353	32.2	2,129
Deferred income taxes		2,046	28.0	2,622
Asset retirement obligations		811	11.1	741
Leases liabilities		3,359	45.9	3,592
Other liabilities		1,459	19.5	289
Total liabilities		124,013	1,695.3	105,184
Shareholders’ equity
Equity shares, US$ 0.000625 par value; 47,650,750 and 48,195,962 shares issued and outstanding as of March 31, 2020, and March 31, 2021, respectively		2	0.0	2
Additional paid-in capital		38,004	519.6	37,533
Accumulated deficit		(12,786)	(174.8)	(8,580)
Accumulated other comprehensive loss		(972)	(13.3)	(1,937)
Total APGL shareholders’ equity		24,248	331.5	27,018
Non-controlling interest		204	2.8	199
Total shareholders’ equity		24,452	334.3	27,217
Total liabilities and shareholders’ equity		₨ 148,465	$ 2,029.6	₨ 132,401

[1]	Also refer note 2(u) and note 23 relating to assets and liabilities directly associated with assets classified as held for sale.